Share-based payment arrangements - Long term incentive plan 2023 (Details) $ in Thousands			12 Months Ended
	Apr. 01, 2023 shares installment	Apr. 01, 2022 shares installment	Dec. 31, 2023 USD ($) shares installment	Dec. 31, 2022 USD ($) shares installment	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					5 years
Number of options granted (in shares) | shares			0	0
Expense from share-based payment transactions with employees | $			$ 3,945	$ 2,411	$ 761
Long term incentive plan 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment			3	3
Expense from share-based payment transactions with employees | $			$ 1,600
Long term incentive plan 2023 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	100.00%
Vesting period	3 years	3 years
Number of installments | installment	3	3
Long term incentive plan 2023 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				100.00%
Vesting period			3 years	3 years
Number of options granted (in shares) | shares	120,079	163,022	120,079